ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2020
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of accounts payable, accrued liabilities and other payables
	September 30, 2020	September 30, 2019
Accounts Payable	$22,200	$24,725
Accrued Liabilities and Other Payables	228,965	218,380
TOTAL	$251,165	$243,105